Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,428	3,589	3,042
Weighted average exercise price (in CAD per share)	$ 62.54	$ 58.51	$ 55.85
Total stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,428
Weighted average remaining contractual life (years)	6 years 5 months 19 days
Weighted average exercise price (in CAD per share)	$ 62.54
$39.02 to $55.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	689
Weighted average remaining contractual life (years)	2 years 6 months 18 days
Weighted average exercise price (in CAD per share)	$ 50.34
$39.02 to $55.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	39.02
$39.02 to $55.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 55.00
$55.01 to $65.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,052
Weighted average remaining contractual life (years)	5 years 8 months 23 days
Weighted average exercise price (in CAD per share)	$ 62.31
$55.01 to $65.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	55.01
$55.01 to $65.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 65.00
$65.01 to $68.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,687
Weighted average remaining contractual life (years)	8 years 6 months 10 days
Weighted average exercise price (in CAD per share)	$ 67.66
$65.01 to $68.12 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	65.01
$65.01 to $68.12 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 68.12